Deferred and current taxation - Components of the tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Components of the tax expense
Corporation tax charge in year	€ 5.5	€ 44.4	€ 96.5
Deferred tax credit relating to origination and reversal of temporary differences	(99.1)	(22.8)	(33.4)
Tax expense	€ (93.6)	€ 21.6	€ 63.1